Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued operations
20.	Discontinued operations

Due to the Group’s decision to focus its future efforts on the solar cells and solar power products business, the Group discontinued the PV power plant business, which was begun in 2009 and previously represented a component of the Group. In December 2010, the Group entered into a contract to sell JA Korea for a total price of RMB 82,268 to a third party unrelated to the Group. The sales price represents the fair value of the subsidiary and was approved by the audit committee and all the independent directors.

The carrying amount of net assets in this disposal group of RMB 104,235 was written down to its fair value less cost to sell of RMB 82,268. This loss of RMB 21,967 from disposal of net assets of discontinued operations has been included results from discontinued operations for the year ended December 31, 2010. Assets and liabilities from the discontinued operations after this write down, excluding currency translation adjustments of RMB 7,405 are summarized below.

Cash flows from the PV power plant business have not been separately classified on the consolidated statement of cash flows as they are not material for periods presented. The transaction was subsequently completed in March 2011 with no adjustments to the previously estimated fair value.

Summarized operating results from discontinued operations in the Company’s consolidated statements of operations were as follows:

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2009	2010
Income from operations of a discontinued component, net of tax	3,415	2,137
Loss from disposal of a discontinued component	—	(21,967)

Income/(loss) from discontinued operations, net of tax	3,415	(19,830)

Summarized assets and liabilities from the discontinued operations included in the Company’s consolidated balance sheets were as follows:

As of December
31,
2010
RMB
Assets of discontinued operations
Other current assets	841
Property and equipment, net	74,637

Total assets of discontinued operations	75,478

Liabilities of discontinued operations
Tax payables	339
Payroll and welfare payable	19
Other payables to third parties	229
Accrued expenses	28

Total liabilities of discontinued operations	615